As filed with the Securities and Exchange Commission on December 17, 1999
Registration No. 33-97598,  811-9102


          SECURITIES AND EXCHANGE COMMISSION
               Washington, DC  20549

                    FORM N-1A

           REGISTRATION STATEMENT UNDER THE
             SECURITIES ACT OF 1933            [X]
           Post-Effective Amendment No. 15     [X]

                      and

            REGISTRATION STATEMENT UNDER
         THE INVESTMENT COMPANY ACT OF 1940    [X]
                 Amendment No. 17              [X]

          (Check appropriate box or boxes)

               WEBS INDEX FUND, INC.
  (Exact name of registrant as specified in charter)


    c/o PFPC Inc.                          19809
    400 Bellevue Parkway                 (Zip Code)
    Wilmington, Delaware
(Address of Principal Executive Offices)

   Registrant's Telephone Number, including Area Code:
                  (302) 791-3239

                    Nathan Most
                     President
               WEBS Index Fund, Inc.
                   c/o PFPC Inc.
               400 Bellevue Parkway
            Wilmington, Delaware 19809
       (Name and Address of Agent for Service)

                    Copies to:
              Donald R. Crawshaw, Esq.
                Sullivan & Cromwell
                 125 Broad Street
              New York, New York 10004

It is proposed that this filing will become effective
(check appropriate box):

[ ]	immediately upon filing pursuant to paragraph (b)
[X]	on December 23, 1999 pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(ii) of rule 485.

If appropriate, check the following box:

[X]	this post-effective amendment designates a new effective
     date for a previously filed post-effective amendment.

<PAGE BREAK>


                   EXPLANATORY COMMENT

This Post-Effective Amendment No. 15 to the Registration Statement of WEBS Index Fund, Inc. (the "Fund") incorporates By reference Parts A, B and C contained in Post-Effective Amendment No. 13 to the Registration Statement of the Fund filed with the Securities and Exchange Commission on September 28, 1999.


<PAGE BREAK>

                      SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 15 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York, on the 17th day of December 1999.


                                      WEBS INDEX FUND, INC.

                                      By: /S/ Nathan Most*
                                      Nathan Most, President


Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 15 to the Registration Statement has been signed below by the following persons, in the capacities indicated, on the 17th day of December 1999.

          Signature                        Title

/S/ Nathan Most*                  President and Director
(Nathan Most)


/S/ John B. Carroll*                      Director
(John B. Carroll)


/S/ Timothy A. Hultquist*                 Director
Timothy A. Hultquist


/S/ Lloyd N. Morrisett*                   Director
(Lloyd N. Morrisett)


/S/ W. Allen Reed*                        Director
(W. Allen Reed)


/S/ Stephen M. Wynne             Treasurer (principal financial
(Stephen M. Wynne)                  and accounting officer)


*By: /S/ Gary M. Gardner                 Attorney-In-Fact
(Gary M. Gardner)